Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 7,109,000	$ 5,551,000
Deferred tax asset	2,790,000	1,258,000
Valuation allowance deferred tax	$ 1,163,000	$ 129,000